Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Mar. 12, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Granting Practices. Our practice is to grant stock options and similar awards in the ordinary course of business in connection with our annual compensation program, hiring new employees and the promotion or retention of employees from time to time. Although we do not have a formal policy with respect to the timing of our equity awards grants, we typically grant annual equity awards to employees, including our executive officers, at our first quarter Compensation Committee meeting each March. The number of RSUs and options granted to our employees and non-employee directors is determined by taking the target grant value and dividing by the 30 trading-day average closing price of the Company’s Class A common stock reported by Nasdaq through the day prior to grant.
We do not time the granting of equity awards with any favorable or unfavorable news released by the Company. We do not take material nonpublic information into account when determining the timing and terms of equity awards or for the purpose of affecting the value of executive compensation. Proximity of any awards to an earnings announcement or other market events is coincidental. In the event material nonpublic information were to become known to the Compensation Committee before the grant of an equity award, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.
During 2024, the Compensation Committee granted stock option awards to Messrs. Le Pendeven, Daw, Oddie and Shah within the period beginning four business days before our filing of a periodic report on Form 10-K or Form 10-Q or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information (other than a current report on Form 8-K disclosing a material new stock option award under Item 5.02(e) of such Form 8-K), and ending one business day after the filing or furnishing of such report. These option grants were in connection with the Company’s annual equity grant cycle. The following information regarding this option grant is provided in accordance with SEC rules:

Name	Grant Date	Number of Securities Underlying Award	Exercise Price	Grant Date Fair Value	Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information
Yves Le Pendeven	3/12/2025	29,300	$7.38	$152,849	(4.6)%
Tracy Daw	3/12/2025	29,300	$7.38	$152,849	(4.6)%
Andrew Oddie	3/12/2025	29,300	$7.38	$152,849	(4.6)%
Husnal Shah	3/12/2025	16,300	$7.38	$85,032	(4.6)%

Award Timing Method	we typically grant annual equity awards to employees, including our executive officers, at our first quarter Compensation Committee meeting each March.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Although we do not have a formal policy with respect to the timing of our equity awards grants, we typically grant annual equity awards to employees, including our executive officers, at our first quarter Compensation Committee meeting each March. The number of RSUs and options granted to our employees and non-employee directors is determined by taking the target grant value and dividing by the 30 trading-day average closing price of the Company’s Class A common stock reported by Nasdaq through the day prior to grant.
MNPI Disclosure Timed for Compensation Value	true
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying Award	Exercise Price	Grant Date Fair Value	Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information
Yves Le Pendeven	3/12/2025	29,300	$7.38	$152,849	(4.6)%
Tracy Daw	3/12/2025	29,300	$7.38	$152,849	(4.6)%
Andrew Oddie	3/12/2025	29,300	$7.38	$152,849	(4.6)%
Husnal Shah	3/12/2025	16,300	$7.38	$85,032	(4.6)%

Yves Le Pendeven [Member]
Awards Close in Time to MNPI Disclosures
Name		Yves Le Pendeven
Underlying Securities		29,300
Exercise Price | $ / shares		$ 7.38
Fair Value as of Grant Date		$ 152,849
Underlying Security Market Price Change		(0.046)
Tracy Daw [Member]
Awards Close in Time to MNPI Disclosures
Name		Tracy Daw
Underlying Securities		29,300
Exercise Price | $ / shares		$ 7.38
Fair Value as of Grant Date		$ 152,849
Underlying Security Market Price Change		(0.046)
Andrew Oddie [Member]
Awards Close in Time to MNPI Disclosures
Name		Andrew Oddie
Underlying Securities		29,300
Exercise Price | $ / shares		$ 7.38
Fair Value as of Grant Date		$ 152,849
Underlying Security Market Price Change		(0.046)
Husnal Shah [Member]
Awards Close in Time to MNPI Disclosures
Name		Husnal Shah
Underlying Securities		16,300
Exercise Price | $ / shares		$ 7.38
Fair Value as of Grant Date		$ 85,032
Underlying Security Market Price Change		(0.046)